Document And Entity Information	12 Months Ended
Dec. 31, 2012
Document and Entity Information [Abstract]
Entity Registrant Name	GOLDEN STATE PETRO IOM I A PLC
Entity Central Index Key	0001038460
Current Fiscal Year End Date	--12-31
Entity Well-known Seasoned Issuer	No
Entity Voluntary Filers	No
Entity Current Reporting Status	Yes
Entity Filer Category	Non-accelerated Filer
Document Type	20-F
Document Period End Date	Dec 31, 2012
Document Fiscal Year Focus	2012
Document Fiscal Period Focus	FY
Amendment Flag	false
Entity Common Stock, Shares Outstanding	2

Balance Sheet (USD $) In Thousands, unless otherwise specified	Dec. 31, 2012	Dec. 31, 2011
Current assets
Restricted cash and investments	$ 13,066	$ 20,862
Related party receivables	303	1,986
Inventories	1,682	1,786
Voyages in progress	1,256	1,331
Other current assets	432	515
Total current assets	16,739	26,480
Vessel, net	42,390	45,221
Deferred charges	237	276
Total assets	59,366	71,977
Current liabilities
Current portion of long-term debt	4,220	3,900
Trade accounts payable	26	42
Due to related parties	96	46
Accrued expenses	1,659	3,436
Total current liabilities	6,001	7,424
Long-term debt	41,225	45,445
Total liabilities	47,226	52,869
Equity
Common stock: 2 shares of no par value	0	0
Retained earnings	12,140	19,108
Total equity	12,140	19,108
Total liabilities and equity	$ 59,366	$ 71,977

Statement of Operations and Retained Earnings (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Operating revenues
Charter revenues	$ 17,283	$ 17,455	$ 9,709
Total operating revenues	17,283	17,455	9,709
Operating expenses
Voyage expenses	14,083	12,413	80
Ship operating expenses	3,482	3,156	284
Administrative expenses	50	63	58
Depreciation	2,831	2,831	2,831
Total operating expenses	20,446	18,463	3,253
Net operating (loss) income	(3,163)	(1,008)	6,456
Other income (expenses)
Interest income	1	312	1,476
Interest expense	(3,760)	(4,066)	(4,348)
Gain on termination of funding agreement		4,277
Other financial items	(7)	(99)	(380)
Amortization of deferred charges	(39)	(39)	(39)
Net other (expenses) income	(3,805)	385	(3,291)
Net (loss) income	(6,968)	(623)	3,165
Retained earnings at start of year	19,108	19,731	16,566
Retained earnings at end of year	$ 12,140	$ 19,108	$ 19,731

Balance Sheet (Parenthetical) (USD $) In Thousands, except Per Share data, unless otherwise specified	Dec. 31, 2012	Dec. 31, 2011
Common stock, shares issued (in shares)	2	2
Common stock, par value (in dollars per share)	$ 0	$ 0

Statement of Cash Flows (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Net (loss) income	$ (6,968)	$ (623)	$ 3,165
Adjustments to reconcile net income to net cash (used in) provided by operating activities:
Depreciation	2,831	2,831	2,831
Amortization of deferred charges	39	39	39
Gain on termination of funding agreement		(4,277)
Changes in operating assets and liabilities:
Inventories	104	(998)	(788)
Voyages in progress	75	(1,331)
Other current assets	83	(425)	(90)
Trade accounts payable	(16)	(844)	886
Related party balances	1,733	(3,100)	1,139
Accrued expenses and other current liabilities	(1,777)	1,173	(506)
Net cash (used in) provided by operating activities	(3,896)	(7,555)	6,676
Investing activities
Change in restricted cash and investments	7,796	11,160	(3,341)
Net cash provided by (used in) investing activities	7,796	11,160	(3,341)
Financing activities
Repayment of debt	(3,900)	(3,605)	(3,335)
Net cash used in financing activities	(3,900)	(3,605)	(3,335)
Net change in cash and cash equivalents	0	0	0
Cash and cash equivalents at beginning of year	0	0	0
Cash and cash equivalents at end of year	0	0	0
Supplemental disclosure of cash flow information:
Interest paid	$ 3,891	$ 4,187	$ 4,460

DESCRIPTION OF BUSINESS	12 Months Ended
Dec. 31, 2012
Organization, Consolidation and Presentation of Financial Statements [Abstract]
DESCRIPTION OF BUSINESS
1.   DESCRIPTION OF BUSINESS
Golden State Petro (IOM I-A) PLC (the "Company") was incorporated in the Isle of Man on November 4, 1996 along with Golden State Petro (IOM I-B) PLC ("IOM I-B"). These entities (each an "Owner" and together the "Owners") were formed for the purpose of each acquiring and chartering a very large crude oil carrier ("VLCC") (together the "Vessels").
The Company, IOM I-B, and Golden State Petroleum Transport Corporation ("GSPTC"), a Delaware corporation, are wholly-owned subsidiaries of Golden State Holdings I, Limited, an Isle of Man holding company. Golden State Holdings I, Limited is wholly-owned by Independent Tankers Corporation, a Cayman Islands company ("ITC"), which itself is wholly owned by Independent Tankers Corporation Limited, a Bermuda company ("ITCL"), which is 82.47% owned by Frontline Ltd. ("Frontline"), a publicly listed Bermuda company.
GSPTC acting as an agent for the Owners, issued 8.04% First Preferred Mortgage Term Notes for $127,100,000 (the "Term Notes") and Serial First Preferred Mortgage Notes for $51,700,000 (the "Serial Notes") (together the "Notes") as an agent for the Owners. The principal amount of the Term Notes and the Serial Notes allocated to the Company was $63,550,000 and $24,900,000, respectively. The proceeds allocated to the Company have been used to fund the construction of a VLCC. The Serial Notes were fully repaid on February 1, 2006. The Ulriken (ex Antares Voyager) (the "Vessel"), was delivered to the Company on December 7, 1998 and was concurrently chartered to Chevron Transport Corporation ("Chevron") pursuant to an initial charter (the "Initial Charter") for a term of eighteen years. As of January 31, 1999, each of the Owners entered into a management agreement with Frontline. Frontline provides administrative, vessel management and advisory services to the Owners. Chevron had an option to terminate the Initial Charter on the tenth anniversary of the delivery date of our Vessel, December 7, 2008, and had termination options on each of the three subsequent two-year anniversaries thereof. On February 25, 2010, Chevron gave non-binding notice of termination of the bareboat charter for our Vessel. On June 3, 2010, Chevron gave six months' binding notice of termination and such termination took effect on December 7, 2010 at which time the Vessel was re-delivered to the Company.
On December 17, 2010 the holders approved amendments to the Indenture of the Term Notes and the management agreements pursuant to a consent solicitation commenced on December 8, 2010. These amendments were made in connection with the termination of the Initial Charter for the Vessel and the potential termination of the vessel owned by IOM I-B and (i) approve the proposed sale of the Vessels provided an Adequate Bid (as defined in the Indenture as amended) has been received by Frontline, as manager of the Vessels, within a year following the effective date of the termination of the Initial Charter for the applicable Vessel and (ii) during the period from the termination of the initial charter for each vessel and its sale, permit the chartering of the vessel by Frontline in the spot market or on time charters. We were not able to sell our Vessel within the year following the effective date of the termination of the Initial Charter for the Vessel and we have not been able to enter into a replacement time charter for our Vessel and it has been operating in the spot market since the termination of the Initial Charter.

ACCOUNTING POLICIES	12 Months Ended
Dec. 31, 2012
Accounting Policies [Abstract]
ACCOUNTING POLICIES
2.   ACCOUNTING POLICIES
Basis of Presentation
The financial statements have been prepared in accordance with accounting principles generally accepted in the United States of America (GAAP). The preparation of financial statements in accordance with generally accepted accounting principles requires that management make estimates and assumptions affecting the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

Restricted Cash and Investments
Restricted cash and investments consists of bank deposits, which may only be used to settle certain pre-arranged loan or lease payments, minimum deposits, management fees and the Vessels' operating costs, must be maintained in accordance with contractual arrangements.

As of December 31, 2010, the Company held a restricted investment in the form of a guaranteed investment contract, which had to be maintained in accordance with contractual arrangements and could only be used to pay principal and interest on the Company's debt and management fees. The guaranteed investment contract was considered to be an investment held to maturity and as such was stated at cost plus accrued interest. When the contract was terminated by the Company in 2011, a market value adjustment was added to the value of the investment at the termination date. $4.3 million was recorded as a gain on termination of a funding agreement in 2011. There were no guaranteed investment contracts outstanding at December 31, 2012 and 2011.

Inventories
Inventories comprise principally of fuel and lubricating oils and are stated at the lower of cost or market value. Cost is determined on a first-in, first-out basis.

Vessel
The cost of the Vessel, including capitalized costs and interest, less estimated residual value is being depreciated on a straight line basis over the Vessel's remaining life. The estimated economic useful life of the Vessel is 25 years. The residual value for the Vessel is calculated by multiplying its lightweight tonnage by the market price of scrap per tonne. The market price of scrap per tonne is calculated as the ten year average, up to the date of delivery, across the three main recycling markets (Far East, Indian sub continent and Bangladesh). The residual value is reviewed annually.

Impairment of Long-lived Assets
The carrying value of long-lived assets that are held and used by the Company are reviewed whenever events or changes in circumstances indicate that the carrying amount of an asset may no longer be recoverable. Such indicators may include depressed spot rates and depressed second hand tanker values. We assess recoverability of the carrying value of the asset by estimating the future net cash flows expected to result from the asset, including eventual disposition. If the future net undiscounted cash flows are less than the carrying value of the asset, an impairment loss is recorded equal to the difference between the asset's carrying value and fair value. In addition, long-lived assets to be disposed of are reported at the lower of carrying amount and fair value less estimated costs to sell.

Deferred Charges
Loan costs, including debt arrangement fees, are capitalized and amortized over the life of the Term Notes using the straight line interest method in the Company's statements of operations. This is not materially different to the effective interest method.

Trade accounts receivable
Trade and other receivables are presented net of allowances for doubtful balances. If amounts become uncollectible, they are charged against income when that determination is made.

Allocation of the Notes
The Company is jointly and severally liable under the Term Notes with IOM I-B. At December 31, 2012 the amount outstanding on the Term Notes was $91,795,000. In preparing the separate company financial statements of the Company and IOM I-B, the aggregate amount of the Notes was allocated so as to reflect the difference in the contracted cost of the Vessels.

Revenue and expense recognition
Revenues are generated from freight billings, time charter and bareboat charter hires. Voyage revenues and expenses are recognized ratably over the estimated length of each voyage and, therefore, are allocated between reporting periods based on the relative transit time in each period. The impact of recognizing voyage expenses ratably over the length of each voyage is not materially different on a quarterly and annual basis from a method of recognizing such costs as incurred. Probable losses on voyages are provided for in full at the time such losses can be estimated. Time charter and bareboat charter revenues are recorded over the term of the charter as a service is provided. The Company uses a discharge-to-discharge basis in determining percentage of completion for all spot voyages and voyages servicing contracts of affreightment whereby it recognizes revenue ratably from when product is discharged (unloaded) at the end of one voyage to when it is discharged after the next voyage. However, the Company does not recognize revenue if a charter has not been contractually committed to by a customer and the Company, even if the vessel has discharged its cargo and is sailing to the anticipated load port on its next voyage.

Drydocking
Normal vessel repair and maintenance costs are expensed when incurred. The Company recognizes the cost of a drydocking at the time the drydocking takes place, that is, it applies the "expense as incurred" method.

Financial Instruments
In determining the fair value of its financial instruments, the Company uses a variety of methods and assumptions that are based on market conditions and risks existing at each balance sheet date. For the majority of financial instruments, including long-term debt, standard market conventions and techniques are used to determine fair value. All methods of assessing fair value result in a general approximation of value, and such value may never actually be realized.

Other comprehensive income
The Company has no other comprehensive income.

NEWLY ISSUED ACCOUNTING PRONOUNCEMENTS	12 Months Ended
Dec. 31, 2012
Recent Accounting Pronouncements [Abstract]
NEWLY ISSUED ACCOUNTING PRONOUNCEMENTS
3.   NEWLY ISSUED ACCOUNTING PRONOUNCEMENTS
ASU 2011-04, Fair Value Measurement (Topic 820): Amendments to Achieve Common Fair Value Measurement and Disclosure Requirements in U.S. GAAP and IFRSs. Many of the changes here are clarifications of existing guidance or wording changes to align with IFRS 13. The new measurement guidance did not have an impact on the Company's financial statements and the new disclosure requirements are in Note 15 "Financial Instruments".

ASU 2013-04, (Topic 405) Obligations Resulting from Joint and Several Liability Arrangements for Which the Total Amount of the Obligation is Fixed at the Reporting Date. The guidance in this update requires an entity to measure obligations resulting from joint and several liability arrangements for which the total amount of the obligation within the scope of this guidance is fixed at the reporting date, as the sum of(a) the amount the reporting entity agreed to pay on the basis of its arrangement among its co-obligors, and (b) any additional amount the reporting entity expects to pay on behalf of its co-obligors. The guidance in this update also requires an entity to disclose the nature and amount of the obligation as well as other information about those obligations. The Company is currently in the process of assessing the impact of this new guidance on the financial statements.

TAXATION	12 Months Ended
Dec. 31, 2012
Income Tax Disclosure [Abstract]
TAXATION
4.   TAXATION
The Company is exempt from United States Federal, state and local income taxes on its international shipping income and is zero rated for Isle of Man taxation. The Company expects all of its income to remain exempt from United States Federal, state and local income taxes. Accordingly, no provision for taxes has been made in these financial statements.

OTHER FINANCIAL ITEMS	12 Months Ended
Dec. 31, 2012
Other Income and Expenses [Abstract]
OTHER FINANCIAL ITEMS
5.   OTHER FINANCIAL ITEMS
Other financial items in 2010 consist of consent solicitation fees and related legal expenses of $255,000 and $125,000, respectively. In 2011, legal fees in relation to the consent solicitation were incurred.

SEGMENT INFORMATION	12 Months Ended
Dec. 31, 2012
Segment Reporting [Abstract]
SEGMENT INFORMATION	6. SEGMENT INFORMATION The Company has only one reportable segment.

RESTRICTED CASH AND INVESTMENTS	12 Months Ended
Dec. 31, 2012
Cash and Cash Equivalents [Abstract]
RESTRICTED CASH AND INVESTMENTS
7.   RESTRICTED CASH AND INVESTMENTS
Restricted cash and investments consist of restricted investment accounts (the "Accounts") that were established in the name and under the control of the Indenture Trustee (the "Trustee"). The proceeds of the Notes issued on behalf of the Company were deposited into one of the Accounts (the "Pre-Funding Account") in the form of a guaranteed investment contract. The funds in the Pre-Funding were only to be used to fund the installment construction payments, principal and interest due on the Notes and management fees prior to the delivery of the Vessel.
On March 11, 2011, the Company received $4.3 million being the market value adjustment to its guaranteed investment contract for which termination notice was given by the Company in February 2011. This amount was recorded as a gain on termination of funding agreement. The Company's restricted cash and investments are now held by Bank of New York Mellon. There were no guaranteed investment contracts outstanding at December 31, 2012.
Restricted cash and investments may only be used to settle certain pre-arranged loan or lease payments, minimum deposits, management fees and the Vessels' operating costs, and must be maintained in accordance with contractual arrangements.

TRADE RECEIVABLES, NET	12 Months Ended
Dec. 31, 2012
TRADE ACCOUNTS RECEIVABLE, NET [Abstract]
TRADE ACCOUNTS RECEIVABLE, NET
8.   TRADE RECEIVABLES, NET
Trade account receivable, which are included in Other current assets, are presented net of allowances for doubtful accounts relating to freight and demurrage claims amounting to $0.01 million and $0.02 million as of December 31, 2012 and 2011, respectively.

LEASES	12 Months Ended
Dec. 31, 2012
Leases [Abstract]
LEASES
9.   LEASES
On February 25, 2010, Chevron gave non-binding notice of termination of the bareboat charter for the Vessel. On June 3, 2010, Chevron gave six months' binding notice of termination which took effect on December 7, 2010 at which time the Vessel was re-delivered to the Company.

VESSEL	12 Months Ended
Dec. 31, 2012
Vessels And Equipment Net [Abstract]
VESSEL
10.   VESSEL

(in thousands of $)	2012	2011
Cost	86,068	86,068
Accumulated depreciation	(43,678)	(40,847)
	42,390	45,221

Depreciation expense was $2.8 million for each of the years ended December 31, 2012, 2011 and 2010.

DEFERRED CHARGES	12 Months Ended
Dec. 31, 2012
Deferred Charges [Abstract]
DEFERRED CHARGES	11. DEFERRED CHARGES

(in thousands of $)	2012	2011
Debt arrangement fees	864	864
Accumulated amortization	(627)	(588)
	237	276

ACCRUED EXPENSES	12 Months Ended
Dec. 31, 2012
Payables and Accruals [Abstract]
ACCRUED EXPENSES	12. ACCRUED EXPENSES

(in thousands of $)	2012	2011
Interest payable	1,522	1,653
Accrued operating expenses	104	376
Accrued voyage expenses	33	1,407
	1,659	3,436

DEBT	12 Months Ended
Dec. 31, 2012
Debt Disclosure [Abstract]
DEBT
13.   DEBT
The Serial Notes were issued in the aggregate principal amount of $51,700,000, of which $24,900,000 was allocated to the Company. The Serial Notes were fully repaid on February 1, 2006. The Term Notes were issued in the aggregate principal amount of $127,100,000, of which $63,550,000 was allocated to the Company. Interest on the Term Notes is payable semi-annually on each February 1 and August 1.

(in thousands of $)	2012	2011
Term Notes due February 1, 2019	45,445	49,345
Less: short-term portion	(4,220)	(3,900)
	41,225	45,445

The outstanding debt as of December 31, 2012 is repayable as follows:

(in thousands of $)
Year ending December 31,
2013	4,220
2014	4,570
2015	4,940
2016	5,345
2017	5,785
Thereafter	20,585
45,445

As of December 31, 2012, the effective interest rate for the Term Notes was 8.04%.
The Term Notes are subject to redemption by the Company through the operation of a mandatory sinking fund on each payment date commencing August 1, 2007 up to and including February 1, 2019, according to the schedule of sinking fund redemption payments set forth below. The first sinking fund redemption payment was made on August 1, 2007. The sinking fund redemption price is 100% of the principal amount of Term Notes being redeemed, together with accrued and unpaid interest to the date fixed for redemption. The Term Notes will mature, and the final payment of principal and interest on the Term Notes will be due, on February 1, 2019. The amortization schedule will approximate the level of debt service through to the maturity date with an additional principal payment on the maturity date of $10,995,000.
The following table provides the scheduled sinking fund redemption amounts and final principal payment on the Term Notes.

Scheduled Payment Date (in thousands of $)	Amount
February 1, 2013	2,070
August 1, 2013	2,150
February 1, 2014	2,240
August 1, 2014	2,330
February 1, 2015	2,420
August 1, 2015	2,520
February 1, 2016	2,620
August 1, 2016	2,725
February 1, 2017	2,835
August 1, 2017	2,950
February 1, 2018	3,070
August 1, 2018	3,190
February 1, 2019	14,325
Total debt	45,445

The Term Notes have priority of payment as described in the Indenture Agreement dated as of December 1, 1996 and are collateralized by a statutory first mortgage on the Vessel and certain other collateral. All of our Term Notes are secured by assets cross-collateralized with the assets of IOM I-B. At December 31, 2012 the amount outstanding on the Term Notes was $91,795,000.
The Term Notes will be subject to mandatory redemption on a pro rata basis in an aggregate principal amount equal to the allocated principal amount of the Term Notes if the Vessel is a total loss, at a redemption price equal to 100% of the principal amount thereof, plus accrued and unpaid interest (including default interest) to the date fixed for redemption.
The Term Notes may be redeemed in whole or in part at the discretion of the Company on any payment date on or after August 1, 1999 at a redemption price equal to 100% of the principal amount thereof plus accrued and unpaid interest to the date fixed for redemption, provided that if (i) such redemption occurs prior to February 1, 2018 and (ii) the Vessel is then subject to the related Initial Charter or to an acceptable replacement charter pursuant to which the charterer  is required to pay charter hire equal to or greater than the charter hire payable by Chevron during the fixed period, then the make-whole premium, as defined in the Offering Memorandum dated December 19, 1996, shall be payable with respect to the Term Notes in an amount equal to allocated principal amount of the Term Notes for such Vessel. In addition, Term Notes may be redeemed in part in an aggregate principal amount equal to the allocated principal amount of the Notes for the Vessel if the Initial Charter for the Vessel is terminated and an acceptable replacement charter is not entered into, at a redemption price equal to 100% of the principal amount thereof plus accrued interest to the date fixed for redemption.
The indenture governing the Term Notes includes certain covenants that, among other things, prohibit the Company and GSPTC from incurring additional indebtedness (other than subordinated loans) and impose limitations on the amount of investments, on loans, advances, mergers, the payment of dividends and the making of certain other payments, the creation of liens and certain transactions with affiliates. The Company was in compliance with these covenants at December 31, 2012.

SHARE CAPITAL	12 Months Ended
Dec. 31, 2012
SHARE CAPITAL [Abstract]
SHARE CAPITAL
14.   SHARE CAPITAL
Authorized share capital:

(in thousands of $)	2012	2011
2,000 shares of common stock of no par value	—	—
Issued and outstanding share capital:

(in thousands of $)	2012	2011
2 shares of common stock of no par value	—	—

All of the Company's issued and outstanding common shares have been pledged to the Trustee.

FINANCIAL INSTRUMENTS	12 Months Ended
Dec. 31, 2012
FINANCIAL INSTRUMENTS [Abstract]
FINANCIAL INSTRUMENTS
15.   FINANCIAL INSTRUMENTS
Fair Values
The carrying value and estimate fair value of the Company's financial instruments at December 31, 2012 and 2011 are as follows:

	2012	2012	2011	2011
(in thousands of $)	Fair Value	Carrying Value	Fair Value	Carrying Value
Financial assets:
Restricted cash and investments	13,066	13,066	20,862	20,862
Financial liabilities:
Term Notes	38,219	45,445	47,753	49,345

The estimated fair value of financial assets and liabilities are as follows:

	2012
(in thousands of $)	Fair Value	Level 1	Level 2	Level 3
Financial assets:
Restricted cash and investments	13,066	13,066	—	—
Financial liabilities:
Term Notes	38,219	—	38,219	—

The following methods and assumptions were used to estimate the fair value of each class of financial instrument;
Restricted cash and investments - the carrying value is a reasonable estimate of fair value.
Term Notes - the estimated fair value of the 8.04% First Preferred Mortgage Term Notes is based on the market price achieved in the last significant trading of the Notes (level two per ASC Topic 820).
Concentrations of risk
The Company has no sources for the payment of the principal of, and the interest on, the Term Notes except for the restricted cash and investment accounts held by the Trustee. Accordingly, the Company's ability to pay debt service on the Term Notes is wholly dependent upon its financial condition, results of operation and cash flows from the Vessel's operation.

There is a concentration of credit risk with respect to restricted cash and investments to the extent that all of the amounts were invested with Bank of New York Mellon as of December 31, 2012.
In 2012, three customers (2011:  three customers) each accounted for 10 percent or more of freight revenues.

ASSETS PLEDGED	12 Months Ended
Dec. 31, 2012
Assets pledged [Abstract]
ASSETS PLEDGED
16.   ASSETS PLEDGED

(in thousands of $)	2012	2011
Vessel, net	42,390	45,221
Restricted cash and investments	13,066	20,862
	55,456	66,083

The Term Notes are collateralized by a statutory first mortgage on the Vessel. Restricted cash and investments are also pledged to pay principal and interest on the Term Notes.

RELATED PARTY TRANSACTIONS	12 Months Ended
Dec. 31, 2012
Related Party Transactions [Abstract]
RELATED PARTY TRANSACTIONS
17.   RELATED PARTY TRANSACTIONS
In the years ended December 31, 2012, 2011 and 2010, Frontline has provided management services to the Company pursuant to a management agreement which is effective until termination by either party upon 30 days prior written notice.
SeaTeam Singapore Pte. Limited, a majority owned subsidiary of Frontline, became the technical manager of the Ulriken on December 7, 2010. Balances owed by SeaTeam Singapore Pte. Limited relate to advance payments made with respect to technical management expenses.
A summary of net amounts incurred from related parties for the years ended December 31, 2012, 2011 and 2010 are as follows:

(in thousands of $)	2012	2011	2010
Management fee expense - Frontline Ltd.	50	50	50
Technical management fee – SeaTeam Singapore Pte. Limited	219	218	—

Amounts due from related parties at December 31 are as follows;

(in thousands of $)	2012	2011
SeaTeam Singapore Pte. Limited	86	157
ITCL	217	1,829
	303	1,986
An amount of $1.8 million was advanced to ITCL at December 31, 2011 to fund the operating expenses of the Vessel.
Amounts due to related parties at December 31, 2012 and 2011 are due to Frontline Ltd..

SUBSEQUENT EVENT	12 Months Ended
Dec. 31, 2012
Subsequent Events [Abstract]
Subsequent Events [Text Block]
18. SUBSEQUENT EVENT

In September 2012, Chevron gave six months binding notice of termination of the bareboat charter for the Ulysses, which is the vessel owned by IOM I-B. The termination took effect on March 15, 2013 at which time the Ulysses commenced trading in the spot market.

ACCOUNTING POLICIES (Policies)	12 Months Ended
Dec. 31, 2012
Accounting Policies [Abstract]
Basis of Accounting
Basis of Presentation
The financial statements have been prepared in accordance with accounting principles generally accepted in the United States of America (GAAP). The preparation of financial statements in accordance with generally accepted accounting principles requires that management make estimates and assumptions affecting the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

Restricted Cash and Investments
Restricted Cash and Investments
Restricted cash and investments consists of bank deposits, which may only be used to settle certain pre-arranged loan or lease payments, minimum deposits, management fees and the Vessels' operating costs, must be maintained in accordance with contractual arrangements.

As of December 31, 2010, the Company held a restricted investment in the form of a guaranteed investment contract, which had to be maintained in accordance with contractual arrangements and could only be used to pay principal and interest on the Company's debt and management fees. The guaranteed investment contract was considered to be an investment held to maturity and as such was stated at cost plus accrued interest. When the contract was terminated by the Company in 2011, a market value adjustment was added to the value of the investment at the termination date. $4.3 million was recorded as a gain on termination of a funding agreement in 2011. There were no guaranteed investment contracts outstanding at December 31, 2012 and 2011.

Inventories	Inventories Inventories comprise principally of fuel and lubricating oils and are stated at the lower of cost or market value. Cost is determined on a first-in, first-out basis.
Vessel
Vessel
The cost of the Vessel, including capitalized costs and interest, less estimated residual value is being depreciated on a straight line basis over the Vessel's remaining life. The estimated economic useful life of the Vessel is 25 years. The residual value for the Vessel is calculated by multiplying its lightweight tonnage by the market price of scrap per tonne. The market price of scrap per tonne is calculated as the ten year average, up to the date of delivery, across the three main recycling markets (Far East, Indian sub continent and Bangladesh). The residual value is reviewed annually.

Impairment of Long-lived Assets
Impairment of Long-lived Assets
The carrying value of long-lived assets that are held and used by the Company are reviewed whenever events or changes in circumstances indicate that the carrying amount of an asset may no longer be recoverable. Such indicators may include depressed spot rates and depressed second hand tanker values. We assess recoverability of the carrying value of the asset by estimating the future net cash flows expected to result from the asset, including eventual disposition. If the future net undiscounted cash flows are less than the carrying value of the asset, an impairment loss is recorded equal to the difference between the asset's carrying value and fair value. In addition, long-lived assets to be disposed of are reported at the lower of carrying amount and fair value less estimated costs to sell.

Deferred Charges
Deferred Charges
Loan costs, including debt arrangement fees, are capitalized and amortized over the life of the Term Notes using the straight line interest method in the Company's statements of operations. This is not materially different to the effective interest method.

Trade accounts receivable
Trade accounts receivable
Trade and other receivables are presented net of allowances for doubtful balances. If amounts become uncollectible, they are charged against income when that determination is made.

Allocation of the Notes
Allocation of the Notes
The Company is jointly and severally liable under the Term Notes with IOM I-B. At December 31, 2012 the amount outstanding on the Term Notes was $91,795,000. In preparing the separate company financial statements of the Company and IOM I-B, the aggregate amount of the Notes was allocated so as to reflect the difference in the contracted cost of the Vessels.

Revenue and expense recognition
Revenue and expense recognition
Revenues are generated from freight billings, time charter and bareboat charter hires. Voyage revenues and expenses are recognized ratably over the estimated length of each voyage and, therefore, are allocated between reporting periods based on the relative transit time in each period. The impact of recognizing voyage expenses ratably over the length of each voyage is not materially different on a quarterly and annual basis from a method of recognizing such costs as incurred. Probable losses on voyages are provided for in full at the time such losses can be estimated. Time charter and bareboat charter revenues are recorded over the term of the charter as a service is provided. The Company uses a discharge-to-discharge basis in determining percentage of completion for all spot voyages and voyages servicing contracts of affreightment whereby it recognizes revenue ratably from when product is discharged (unloaded) at the end of one voyage to when it is discharged after the next voyage. However, the Company does not recognize revenue if a charter has not been contractually committed to by a customer and the Company, even if the vessel has discharged its cargo and is sailing to the anticipated load port on its next voyage.

Drydocking
Drydocking
Normal vessel repair and maintenance costs are expensed when incurred. The Company recognizes the cost of a drydocking at the time the drydocking takes place, that is, it applies the "expense as incurred" method.

Financial Instruments
Financial Instruments
In determining the fair value of its financial instruments, the Company uses a variety of methods and assumptions that are based on market conditions and risks existing at each balance sheet date. For the majority of financial instruments, including long-term debt, standard market conventions and techniques are used to determine fair value. All methods of assessing fair value result in a general approximation of value, and such value may never actually be realized.

Comprehensive Income	omprehensive income The Company has no other comprehensive income.

VESSEL (Tables)	12 Months Ended
Dec. 31, 2012
Vessels And Equipment Net [Abstract]
Property, plant and equipment

(in thousands of $)	2012	2011
Cost	86,068	86,068
Accumulated depreciation	(43,678)	(40,847)
	42,390	45,221

DEFERRED CHARGES (Tables)	12 Months Ended
Dec. 31, 2012
Deferred Charges [Abstract]
Deferred Charges

(in thousands of $)	2012	2011
Debt arrangement fees	864	864
Accumulated amortization	(627)	(588)
	237	276

ACCRUED EXPENSES (Tables)	12 Months Ended
Dec. 31, 2012
Payables and Accruals [Abstract]
Schedule of accrued expenses

(in thousands of $)	2012	2011
Interest payable	1,522	1,653
Accrued operating expenses	104	376
Accrued voyage expenses	33	1,407
	1,659	3,436

DEBT (Tables)	12 Months Ended
Dec. 31, 2012
Debt Disclosure [Abstract]
Schedule of long-term debt instruments

(in thousands of $)	2012	2011
Term Notes due February 1, 2019	45,445	49,345
Less: short-term portion	(4,220)	(3,900)
	41,225	45,445

Schedule of maturities of long-term debt	The outstanding debt as of December 31, 2012 is repayable as follows:

(in thousands of $)
Year ending December 31,
2013	4,220
2014	4,570
2015	4,940
2016	5,345
2017	5,785
Thereafter	20,585
45,445

Schedule of sinking fund redemption payments
The following table provides the scheduled sinking fund redemption amounts and final principal payment on the Term Notes.

Scheduled Payment Date (in thousands of $)	Amount
February 1, 2013	2,070
August 1, 2013	2,150
February 1, 2014	2,240
August 1, 2014	2,330
February 1, 2015	2,420
August 1, 2015	2,520
February 1, 2016	2,620
August 1, 2016	2,725
February 1, 2017	2,835
August 1, 2017	2,950
February 1, 2018	3,070
August 1, 2018	3,190
February 1, 2019	14,325
Total debt	45,445

SHARE CAPITAL (Tables)	12 Months Ended
Dec. 31, 2012
SHARE CAPITAL [Abstract]
Schedule of share capital
Authorized share capital:

(in thousands of $)	2012	2011
2,000 shares of common stock of no par value	—	—
Issued and outstanding share capital:

(in thousands of $)	2012	2011
2 shares of common stock of no par value	—	—

FINANCIAL INSTRUMENTS (Tables)	12 Months Ended
Dec. 31, 2012
FINANCIAL INSTRUMENTS [Abstract]
Schedule of carrying value and estimate fair value of the Company's financial instruments
The carrying value and estimate fair value of the Company's financial instruments at December 31, 2012 and 2011 are as follows:

	2012	2012	2011	2011
(in thousands of $)	Fair Value	Carrying Value	Fair Value	Carrying Value
Financial assets:
Restricted cash and investments	13,066	13,066	20,862	20,862
Financial liabilities:
Term Notes	38,219	45,445	47,753	49,345

Schedule of estimated fair value of financial assets and liabilities
The estimated fair value of financial assets and liabilities are as follows:

	2012
(in thousands of $)	Fair Value	Level 1	Level 2	Level 3
Financial assets:
Restricted cash and investments	13,066	13,066	—	—
Financial liabilities:
Term Notes	38,219	—	38,219	—

ASSETS PLEDGED (Tables)	12 Months Ended
Dec. 31, 2012
Assets pledged [Abstract]
Assets pledged

(in thousands of $)	2012	2011
Vessel, net	42,390	45,221
Restricted cash and investments	13,066	20,862
	55,456	66,083

RELATED PARTY TRANSACTIONS (Tables)	12 Months Ended
Dec. 31, 2012
Related Party Transactions [Abstract]
Schedule of net earnings loss from related party companies
A summary of net amounts incurred from related parties for the years ended December 31, 2012, 2011 and 2010 are as follows:

(in thousands of $)	2012	2011	2010
Management fee expense - Frontline Ltd.	50	50	50
Technical management fee – SeaTeam Singapore Pte. Limited	219	218	—

Schedule of related party receivables
Amounts due from related parties at December 31 are as follows;

(in thousands of $)	2012	2011
SeaTeam Singapore Pte. Limited	86	157
ITCL	217	1,829
	303	1,986
An amount of $1.8 million was advanced to ITCL at December 31, 2011 to fund the operating expenses of the Vessel.
Amounts due to related parties at December 31, 2012 and 2011 are due to Frontline Ltd..

DESCRIPTION OF BUSINESS (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Feb. 02, 2006
Description of Business [Abstract]
Frontline Investment In ITCL	82.47%
8.04% First Preferred Mortgage Note Percentage	8.04%
8.04% First Preferred Mortgage Notes		$ 127,100
Serial First Preferred Mortgage Notes		51,700
8.04% Term Loans allocated		63,550
Serial Loans allocated		$ 24,900

ACCOUNTING POLICIES (Details) (USD $)	12 Months Ended
	Dec. 31, 2012 recycling_market	Dec. 31, 2011
Accounting Policies [Line Items]
Market value adjustment to a guaranteed investment contract		$ 4,300,000
Number of recycling markets	3
Average period over which market price of scrap per ton is calculated	10 years
Vessel
Accounting Policies [Line Items]
Estimated economic useful life	25 years
Golden State Petro (IOM I-A)
Accounting Policies [Line Items]
Debt jointly guaranteed by company	91,795,000

OTHER FINANCIAL ITEMS (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
Dec. 31, 2010
Other Income and Expenses [Abstract]
Consent solicitation fees	$ 255
Legal fees	$ 125

SEGMENT INFORMATION (Details)	12 Months Ended
Dec. 31, 2012 segment
Segment Reporting [Abstract]
Number of reportable segments	1

RESTRICTED CASH AND INVESTMENTS (Details) (USD $) In Millions, unless otherwise specified	12 Months Ended
Dec. 31, 2011
Cash and Cash Equivalents [Abstract]
Market value adjustment to a guaranteed investment contract	$ 4.3

TRADE RECEIVABLES, NET (Details) (USD $) In Millions, unless otherwise specified	Dec. 31, 2012	Dec. 31, 2011
TRADE ACCOUNTS RECEIVABLE, NET [Abstract]
Allowance for Doubtful Accounts Receivable	$ 0.01	$ 0.02

LEASES (Details) (Chevron, Vessel)	0 Months Ended	1 Months Ended
	Jun. 03, 2010	Sep. 30, 2012
Chevron | Vessel
Property Subject to or Available for Operating Lease [Line Items]
Termination notice rendered by lessee	6 months	6 months

VESSEL (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Vessels And Equipment Net [Abstract]
Cost	$ 86,068	$ 86,068
Accumulated depreciation	(43,678)	(40,847)
Net	42,390	45,221
Depreciation expense	$ 2,831	$ 2,831	$ 2,831

DEFERRED CHARGES (Details) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2012	Dec. 31, 2011
Deferred Charges [Abstract]
Debt arrangement fees	$ 864	$ 864
Accumulated amortization	(627)	(588)
Debt arrangement fees, net	$ 237	$ 276

ACCRUED EXPENSES (Details) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2012	Dec. 31, 2011
Payables and Accruals [Abstract]
Interest payable	$ 1,522	$ 1,653
Accrued operating expenses	104	376
Accrued voyage expenses	33	1,407
Accrued expenses	$ 1,659	$ 3,436

DEBT (Details) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2012	Dec. 31, 2011
Debt Disclosure [Abstract]
Total long-term debt	$ 45,445	$ 49,345
Less: short-term portion	(4,220)	(3,900)
Long-term debt, excluding current maturities	$ 41,225	$ 45,445

DEBT 1 (Details) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2012	Dec. 31, 2011
Long-term Debt, Fiscal Year Maturity [Abstract]
2013	$ 4,220
2014	4,570
2015	4,940
2016	5,345
2017	5,785
Thereafter	20,585
Total long-term debt	$ 45,445	$ 49,345

DEBT 2 (Details) (USD $)	12 Months Ended
	Dec. 31, 2012	Feb. 02, 2006
Debt Disclosure [Abstract]
Total term notes outstanding issued by the agent issuer	$ 92,000,000
Serial First Preferred Mortgage Notes		51,700,000
Serial Loans allocated		24,900,000
8.04% First Preferred Mortgage Notes		127,100,000
8.04% Term Loans allocated		63,550,000
8.04% First Preferred Mortgage Note Percentage	8.04%
Sinking fund redemption price	100.00%
Additional principal payment in 2019	$ 10,995,000

DEBT 3 (Details) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2012	Dec. 31, 2011
Long-term Debt, Semi-annual Payments [Abstract]
February 1, 2013	$ 2,070
August 1, 2013	2,150
February 1, 2014	2,240
August 1, 2014	2,330
February 1, 2015	2,420
August 1, 2015	2,520
February 1, 2016	2,620
August 1, 2016	2,725
February 1, 2017	2,835
August 1, 2017	2,950
February 1, 2018	3,070
August 1, 2018	3,190
February 1, 2019	14,325
Total long-term debt	$ 45,445	$ 49,345

SHARE CAPITAL (Details) (USD $) In Thousands, except Per Share data, unless otherwise specified	Dec. 31, 2012	Dec. 31, 2011
SHARE CAPITAL [Abstract]
Common stock authorized, value	$ 0	$ 0
Common stock shares authorized (in shares)	2,000	2,000
Common stock issued and outstanding, value	$ 0	$ 0
Common stock shares issued and outstanding (in shares)	2	2
Common stock, par value (in dollars per share)	$ 0	$ 0

FINANCIAL INSTRUMENTS (Details) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2012	Dec. 31, 2011
Fair Value
Financial assets:
Restricted cash and investments	$ 13,066	$ 20,862
Financial liabilities:
Term Notes	38,219	47,753
Carrying Value
Financial assets:
Restricted cash and investments	13,066	20,862
Financial liabilities:
Term Notes	$ 45,445	$ 49,345

FINANCIAL INSTRUMENTS 1 (Details) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2012
Level 1
Financial assets:
Restricted cash and investments	$ 13,066
Financial liabilities:
Term Notes	0
Level 2
Financial assets:
Restricted cash and investments	0
Financial liabilities:
Term Notes	38,219
Level 3
Financial assets:
Restricted cash and investments	0
Financial liabilities:
Term Notes	$ 0

FINANCIAL INSTRUMENTS 2 (Details)	12 Months Ended
	Dec. 31, 2012 customer	Dec. 31, 2011 customer
Fair Value, Concentration of Risk, Financial Statement Captions [Line Items]
8.04% First Preferred Mortgage Note Percentage	8.04%
Freight revenue concentration risk | Customer concentration risk
Fair Value, Concentration of Risk, Financial Statement Captions [Line Items]
Number of customers considered to give rise to concentration risk	3	3

ASSETS PLEDGED (Details) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2012	Dec. 31, 2011
Assets pledged [Abstract]
Vessel, net	$ 42,390	$ 45,221
Restricted cash and investments	13,066	20,862
Total pledged assets	$ 55,456	$ 66,083

RELATED PARTY TRANSACTIONS 1 (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Frontline
Related Party Transaction [Line Items]
Vessel management annual fee	$ 50	$ 50	$ 50
SeaTeam Singapore Pte Limited
Related Party Transaction [Line Items]
Technical managers annual fee	$ 219	$ 218	$ 0

RELATED PARTY TRANSACTIONS 2 (Details) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2012	Dec. 31, 2011
Related Party Transaction [Line Items]
Related party receivables	$ 303	$ 1,986
SeaTeam Singapore Pte Limited
Related Party Transaction [Line Items]
Related party receivables	86	157
ITCL
Related Party Transaction [Line Items]
Related party receivables	$ 217	$ 1,829

RELATED PARTY TRANSACTIONS Textual (Details) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2012 Frontline
Related party receivables	$ 303	$ 1,986
Management agreement termination, required notice			30 days

SUBSEQUENT EVENT (Details) (Chevron, Vessel)	0 Months Ended	1 Months Ended
	Jun. 03, 2010	Sep. 30, 2012
Chevron | Vessel
Subsequent Event [Line Items]
Termination notice rendered by lessee	6 months	6 months